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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-22250

                               -----------------

                                PIMCO ETF TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

               840 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                BRENDAN C. FOX
                                  DECHERT LLP
                              1900 K STREET, N.W.
                            WASHINGTON, D.C. 20006
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

   REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 400-4ETF (888)
                                   400-4383

                       DATE OF FISCAL YEAR END: JUNE 30

            DATE OF REPORTING PERIOD: JULY 1, 2012 - JUNE 30, 2013

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22250
Reporting Period: 07/01/2012 - 06/30/2013
PIMCO ETF Trust









=============== PIMCO 0-5 Year High Yield Corporate Bond Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO 25+ Year Zero Coupon U.S. Treasury Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Australia Bond Index Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Broad U.S. Treasury Index Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Build America Bond Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= PIMCO Canada Bond Index Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== PIMCO Enhanced Short Maturity Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Foreign Currency Strategy Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Germany Bond Index Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Global Advantage(R) Inflation-Linked Bond  ===============
===============               Exchange-Traded Fund               ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ PIMCO Intermediate Municipal Bond Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Investment Grade Corporate Bond Index Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Short Term Municipal Bond Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== PIMCO Total Return Exchange-Traded Fund ====================


THE MALL FUNDING PLC

Ticker:                      Security ID:  G5784QAA4
Meeting Date: FEB 06, 2013   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice

========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Brent R. Harris
     Brent R. Harris,
     President and Chairman of
     the Board, Principal
     Executive Officer

Date: August 21, 2013